Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

On February 10, 2012, the Securities and Exchange Committee declared effective the registration statement on Form S-1 (File No. 333-178654) (the "Registration Statement") filed by Cytosorbents Corporation. (the "Company"). The Company is filing this post effective amendment to the Registration Statement for the purpose of including XBRL detail tagging for our financial statements.

The information included in this filing updates and supplements this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Document Period End Date	Dec. 12, 2012
Entity Registrant Name	Cytosorbents Corp
Entity Central Index Key	0001175151
Trading Symbol	ctso
Entity Filer Category	Smaller Reporting Company